Leases - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lessee Lease Description [Line Items]
Operating lease liabilities	$ 39,200		$ 42,099	$ 56,227
Operating lease right-of-use assets	26,225		28,370	38,922
Rent expense under operating leases			$ 10,700	12,400	$ 12,700
Area of leased space option exercised for early termination | ft²			30,880
Lessee, operating lease, early termination fee			$ 1,300
Sublease income			668	1,054
Right-of-use assets obtained in exchange for operating lease liabilities	$ 0	$ 100	1,541	2,500
General and Administrative Expenses
Lessee Lease Description [Line Items]
Sublease income			$ 700	$ 1,100	$ 1,000